Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Intermediate Bond Fund of America
Entity Central Index Key	0000826813
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Intermediate Bond Fund of America® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class A
Trading Symbol	AIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 7.09% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class A (with sales charge) *	4.38%	0.76%	1.20%
Intermediate Bond Fund of America — Class A (without sales charge) *	7.09%	1.27%	1.46%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class C
Trading Symbol	IBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 6.26% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August,
and
hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class C (with sales charge) *	5.26%	0.55%	0.86%
Intermediate Bond Fund of America — Class C (without sales charge) *	6.26%	0.55%	0.86%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.47% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5 *	7.47%	1.61%	1.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the
fund’s
primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.53% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-6*	7.53%	1.67%	1.84%
Bloomberg U.S. Aggregate Index†	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index†	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index†	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S.
Government
/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class T
Trading Symbol	TIBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 7.32% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class T (with sales charge) 2	4.60%	1.04%	1.54%
Intermediate Bond Fund of America — Class T (without sales charge) 2	7.32%	1.56%	1.89%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.63%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.13%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has sel ec
ted the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-1
Trading Symbol	IBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.08% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-1 *	7.08%	1.25%	1.43%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the
Bloomberg
75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-2
Trading Symbol	IBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.41% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-2 *	7.41%	1.56%	1.72%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-3
Trading Symbol	IFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.45% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly
additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class F-3 2	7.45%	1.66%	2.00%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.66%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.68%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.42% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-2 2	7.42%	0.23%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.55) %
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	(0.02) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	(0.17) %
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB In
de
x to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FIFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.47% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-3 2	7.47%	0.26%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.55) %
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	(0.02) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	(0.17) %
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.31% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-1 *	6.31%	0.56%	0.72%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 135	1.31%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.32% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2 *	6.32%	0.57%	0.73%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	REBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.61% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2E *	6.61%	0.85%	1.08%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.85% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-3 *	6.85%	1.02%	1.17%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.16% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-4 *	7.16%	1.31%	1.48%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg
75
% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions )	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.37% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class R-5E 2	7.37%	1.52%	1.78%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.60%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.63%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.10% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during
the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-A (with sales charge) *	4.38%	0.76%	1.16%
Intermediate Bond Fund of America — Class 529-A (without sales charge) *	7.10%	1.27%	1.42%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.23% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-C (with sales charge) *	5.23%	0.50%	1.05%
Intermediate Bond Fund of America — Class 529-C (without sales charge) *	6.23%	0.50%	1.05%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market
index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CBOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.91% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-E *	6.91%	1.08%	1.23%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TIIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.26% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-T (with sales charge) 2	4.54%	0.98%	1.48%
Intermediate Bond Fund of America — Class 529-T (without sales charge) 2	7.26%	1.49%	1.82%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index 3	6.60%	0.99%	1.63%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25%
Securitized
Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CBOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.20% for the year ended August 31, 2024. That result compares with a 7.11% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve will begin cutting the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation has cooled, hitting a three-year low in August, and hiring has slowed. Corporate issuance continued apace during the period.
Within the fund, each sector contributed positively to overall returns. The fund’s holdings in mortgage-backed securities and other asset-backed securities were particularly additive to results during the period. Corporate bonds also helped the fund’s absolute returns.
The fund’s overall duration positively contributed to relative returns compared to the benchmark. However, its strategic allocation of bond investments across different maturities, known as yield curve positioning, slightly detracted from results. This was due to less favorable yield movements for longer-duration securities compared to shorter-duration ones amid the yield curve shifts during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-F-1 *	7.20%	1.45%	1.63%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index †	6.60%	0.99%	1.57%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	7.11%	0.87%	1.66%
Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s re
sults to a benchmark that is more representative of the fund’s investment universe.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market
in
dex shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,053,000,000
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	360.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,053
Total number of portfolio holdings	2,436
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	360%
Portfolio turnover rate excluding mortgage dollar roll transactions	84%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.